SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)		6 Months Ended
		Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	$ 14,078,009		$ 7,301,522
(Loss) income from operations		(1,676,233)		(2,810,460)
Corporate other income, net		182,254		1,293,765
Corporate interest income		609		1,010
Corporate interest expense		(262,420)		(288,707)
(Loss) before income taxes		(1,755,790)		(1,804,392)
Income tax expense		(34,513)		(4,283)
Income from continuing operations		(1,790,303)		(1,808,675)
Income from discontinued operations		(18,727)		(191,880)
Net loss		(1,809,030)		(2,000,555)
Less: Loss attributable to the non-controlling interest
Net loss attributable to the Company		(1,809,030)	[2]	(2,000,555)
Non-cash compensation		1,360,000
Depreciation and amortization		1,289,272		2,189,570
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		973,909		(399,735)
Inventory obsolescence provision		8,458		163,885
Total assets		28,378,157			$ 29,208,815
TIT Segment [Member]
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	178,401		122,085
(Loss) income from operations		(21,900)		(593,851)
Depreciation and amortization		22,380		23,996
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		(12,331)		(39,372)
Inventory obsolescence provision		2,455		60,021
Total assets		406,379			254,579
CBT Segment [Member]
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	13,899,608		7,179,437
(Loss) income from operations		516,473		(1,978,538)
Depreciation and amortization		1,259,306		2,165,574
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		986,240		(360,363)
Inventory obsolescence provision		6,003		103,864
Total assets		27,026,021			27,200,882
Corporate and Others [Member]
Segment Reporting Information [Line Items]
(Loss) income from operations	[3]	(2,170,806)		(238,071)
Non-cash compensation		1,360,000
Depreciation and amortization		7,586
Total assets		377,390			427,089
Assets Fromd Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Total assets		$ 568,367			$ 1,326,265

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.
[3]	Includes non-cash compensation, professional fees and consultancy fees for the Company.